Share-based Payment Arrangements - Summary of Fair Value of Share Options Granted to Employees (Details)		1 Months Ended
	May 16, 2017 TWD ($) yr	Sep. 30, 2017 USD ($) yr	Jul. 31, 2016 USD ($) yr	Jul. 31, 2015 USD ($) yr	Jul. 31, 2014 USD ($) yr	Jul. 31, 2013 USD ($) yr	Jul. 31, 2012 USD ($) yr	Jul. 31, 2011 USD ($) yr	Jul. 31, 2010 USD ($) yr	May 16, 2017 USD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Grant-date share price (NT$)	$ 68.92	$ 1.28	$ 2.26	$ 1.88	$ 1.36	$ 1.36	$ 1.25	$ 0.80	$ 0.80
Exercise price (NT$)	$ 68.92	$ 1.28	$ 2.26		$ 1.36		$ 0.80
Expected volatility	37.33%	38.33%	39.34%	36.37%	50.86%	50.58%	52.25%		59.16%
Expected life | yr	0.02	10	10	10	10	10	10	10	10
Risk-free interest rate	0.08%	1.1027%	1.46%	2.43%	2.58%	2.50%	1.61%		2.954%
Weighted-average fair value of options (NT$) | $										$ 1.44